Filed pursuant to Rule 497(e)

Supplement Dated February 15, 2007

Notice Regarding the Former Series and Classes of California Investment Trust II

REORGANIZATION OF
CALIFORNIA INVESTMENT TRUST II, A MASSACHUSETTS BUSINESS TRUST (CIK 0000778205) (“THE COMPANY”),
INTO CALIFORNIA INVESTMENT TRUST, A DELAWARE STATUTORY TRUST (CIK 0000778206) (“CALIFORNIA INVESTMENT TRUST”)

At a special meeting of shareholders held on May 12, 2006, the shareholders of the Company approved a proposal to reorganize the Company into California Investment Trust. This change became effective upon the open of business on January 4, 2007.

As a result of the reorganization, effective January 4, 2007, each series and class of the Company, formerly having the File Nos. 33-500 and 811-4418 assigned under the Securities Act of 1933 (“Securities Act”) and the Investment Company Act of 1940 (“1940 Act”), respectively, are now registered as a corresponding series and class of California Investment Trust, having the File Nos. 33-499 and 811-4417 assigned under the Securities Act and 1940 Act, respectively.

The following table sets forth information regarding the electronic series and class identifying numbers under which the former Company series and classes may now be located as series and classes of California Investment Trust.

Series Name	Old Series ID	New Series ID	Class (Ticker Symbol)	Old Class ID	New Class ID
S&P 500 Index Fund	S000011277	S000016022	Direct Shares (SPFIX) K Shares (SPXKX)	C000031075 C000031076	C000044029 C000044030
S&P MidCap Index Fund	S000011278	S000016023	Direct Shares (SPMIX) K Shares (MIDKX)	C000031077 C000031078	C000044031 C000044032
S&P SmallCap Index Fund	S000011279	S000016024	Direct Shares (SMCIX) K Shares (SMLKX)	C000031079 C000031080	C000044033 C000044034
Equity Income Fund	S000011280	S000016025	Direct Shares (EQTIX) K Shares (EQTKX)	C000031081 C000031082	C000044035 C000044036
Nasdaq-100 Index Fund	S000011281	S000016026	K Shares (NDXKX) Direct Shares (NASDX)	C000031083 C000031084	C000044037 C000044038

Series Name	Old Series ID	New Series ID	Class (Ticker Symbol)	Old Class ID	New Class ID
European Growth & Income Fund	S000011282	S000016027	Direct Shares (EUGIX) K Shares (EUGKX)	C000031085 C000031086	C000044039 C000044040
U.S. Government Securities Fund	S000011283	S000016028	Direct Shares (CAUSX) K Shares (CAUKX)	C000031087 C000031088	C000044041 C000044042
Short-Term U.S Government Bond Fund	S000011284	S000016029	Direct Shares (STUSX) K Shares (STUKX)	C000031089 C000031090	C000044043 C000044044
The United States Treasury Trust	S000011285	S000016030	Direct Shares (UTSXX) K Shares (UTKXX)	C000031091 C000031092	C000044045 C000044046